FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value of contingent consideration	$ 6,332	$ 8,281	$ 0
Minimum contingent consideration discount rate	9.68%
Maximum contingent consideration discount rate	10.04%